Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable [Abstract]
Accounts Payable - Schedule (Table)

	December 31, 2020	December 31, 2019
Creditors	$5,467	$10,602
Brokers	2,796	2,567
Professional and legal fees	2,342	2,186
Total accounts payable	$10,605	$15,355